Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepaid rental and deposits	3,339	2,799	407
Prepayments to suppliers and other business related expenses	47,355	60,548	8,806
Receivables related to exercise of employee options	4,405	4,101	596
Costs to fulfill contracts with customers	—	157	23
Financial assets - contingent returnable consideration (Note 4)	—	18,211	2,649
Others	2,359	3,147	457
Total	57,458	88,963	12,938

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, in-house produced content costs and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the content produced by these suppliers during a certain period. These content licenses generally have a license period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license costs that relates to the license period for more than 12 months from the balance sheet date is classified as other non-current assets.